STOCK OPTION PLANS (Details- Option Activity) - Equity Option [Member]	6 Months Ended
Jun. 30, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding - beginning | shares	302,846
Weighted average exercise price - beginning | $ / shares	$ 45.85
Aggregate intrinsic value - beginning | $	$ 0
Shares granted | shares	0
Weighted average exercise price - shares granted | $ / shares	$ 0
Shares exercised | shares	0
Weighted average exercise price - shares Exercised | $ / shares	$ 0
Shares cancelled and expired | shares	(1,001)
Weighted average exercise price - shares Cancelled | $ / shares	$ 0
Shares outstanding - ending | shares	301,845
Weighted average exercise price - ending | $ / shares	$ 45.68
Weighted average contractural term - ending	4 years 8 months 8 days
Aggregate intrinsic value - ending | $	$ 0
Shares exercisable | shares	280,869
Weighted average exercise price - exercisable | $ / shares	$ 44.95
Weighted average contractural term - exercisable	4 years 7 months 13 days
Aggregate intrinsic value - exercisable | $	$ 0